iShares®

iShares, Inc.

iShares Trust

Supplement dated June 13, 2022 (the “Supplement”) to the

Prospectus and Statement of Additional Information (“SAI”)

for each of the funds listed in Appendix A (each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Prospectus and SAI, as applicable.

The following changes are expected to take place on or around July 11, 2022.

Change in “Administrator, Custodian and Transfer Agent” section of the Prospectus

The section of the Prospectus entitled “Administrator, Custodian and Transfer Agent” for each Fund is amended to replace the first sentence with the following:

Citibank, N.A. (“Citibank”) is the administrator, custodian and transfer agent for the Fund.

Change in “Administrator, Custodian and Transfer Agent” section of the SAI

The section of the SAI entitled “Administrator, Custodian and Transfer Agent” for each Fund listed in Appendix A (except for iShares MSCI USA Equal Weighted ETF) is amended to replace the first and second paragraphs with the following:

Administrator, Custodian and Transfer Agent. Citibank serves as administrator, custodian and transfer agent for the Funds under the Master Services Agreement (the “Master Services Agreement”). Citibank’s principal address is 388 Greenwich Street, New York, NY 10013. Pursuant to the Master Services Agreement with the Trust, Citibank provides necessary administrative, tax and accounting and financial reporting services for the maintenance and operations of the Trust and each Fund. In addition, Citibank makes available the office space, equipment, personnel and facilities required to provide such services. Pursuant to the Master Services Agreement with the Trust, Citibank maintains, in separate accounts, cash, securities and other assets of the Trust and each Fund, keeps all necessary accounts and records and provides other services. Citibank is required, upon the order of the Trust, to deliver securities held by Citibank and to make payments for securities purchased by the Trust for each Fund. Citibank is authorized to appoint certain foreign custodians or foreign custody managers for Fund investments outside the U.S. Pursuant to the Master Services Agreement with the Trust, Citibank acts as a transfer agent for each Fund’s authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. As compensation for these services, Citibank receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by BFA from its management fee.

Prior to July 11, 2022, State Street Bank and Trust Company (“State Street”) served as administrator, custodian and transfer agent for the Fund. The following table sets forth the administration, custodian and transfer agency expenses of each Fund paid by BFA to State Street for the fiscal years noted:

The section of the SAI entitled “Administrator, Custodian and Transfer Agent” for the iShares MSCI USA Equal Weighted ETF is amended to replace the first and second paragraphs with the following:

Administrator, Custodian and Transfer Agent. Citibank serves as administrator, custodian and transfer agent for the iShares MSCI USA Equal Weighted ETF under the Master Services Agreement (the “Master Services Agreement”). Citibank’s principal address is 388 Greenwich Street, New York, NY 10013. Pursuant to the Master Services Agreement with the Company, Citibank provides necessary administrative, tax and accounting and financial reporting services for the maintenance and operations of the Company and each Fund. In addition, Citibank makes available the office space, equipment, personnel and facilities required to provide such services. Pursuant to the Master Services Agreement with the Company, Citibank maintains, in separate accounts, cash, securities and other assets of the Company and each Fund, keeps all necessary accounts and records and provides other services. Citibank is required, upon the order of the Company, to deliver securities held by Citibank and to make payments for securities purchased by the Company for each Fund. Citibank is authorized to appoint certain foreign custodians or foreign custody managers for Fund investments outside the U.S. Pursuant to the Master Services Agreement with the Company, Citibank acts as a transfer agent for each Fund’s authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Company. As compensation for these services, Citibank receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by BFA from its management fee.

Prior to July 11, 2022, State Street Bank and Trust Company (“State Street”) served as administrator, custodian and transfer agent for the Fund. The following table sets forth the administration, custodian and transfer agency expenses of each Fund paid by BFA to State Street for the fiscal years noted:

Changes to Further References to State Street Bank and Trust Company in the Prospectus and SAI

References to “State Street Bank and Trust Company” and “State Street” are hereby replaced with references to “Citibank, N.A.” and “Citibank,” as applicable, in the section of the Prospectus entitled “Index Provider” for each Fund and the sections of the SAI entitled “Acceptance of Orders for Creation Units” and “Placement of Redemption Orders” for each Fund.

Appendix A

Supplement to the Prospectus dated as of July 30, 2021 and SAI dated as of July 30, 2021 (as revised on March 25, 2022):

iShares Russell 1000 ETF

iShares Russell 1000 Growth ETF

iShares Russell 1000 Value ETF

iShares U.S. Aerospace & Defense ETF

iShares U.S. Broker-Dealers & Securities Exchanges ETF

iShares U.S. Healthcare Providers ETF

iShares U.S. Home Construction ETF

iShares U.S. Insurance ETF

iShares U.S. Medical Devices ETF

iShares U.S. Oil & Gas Exploration & Production ETF

iShares U.S. Oil Equipment & Services ETF

iShares U.S. Pharmaceuticals ETF

iShares U.S. Real Estate ETF

iShares U.S. Regional Banks ETF

iShares U.S. Telecommunications ETF

iShares US Small Cap Value Factor ETF

Supplement to the Prospectus dated as of July 30, 2021 (as revised on March 25, 2022) and SAI dated as of July 30, 2021 (as revised on March 25, 2022):

iShares Focused Value Factor ETF

Supplement to the Prospectus dated as of July 30, 2021 (as revised on October 20, 2021) and SAI dated as of July 30, 2021 (as revised on March 25, 2022):

iShares U.S. Infrastructure ETF

Supplement to the Prospectus dated as of September 1, 2021 and SAI dated as of September 1, 2021 (as revised on January 3, 2022):

iShares Dow Jones U.S. ETF

iShares MSCI KLD 400 Social ETF

iShares MSCI USA ESG Select ETF

iShares U.S. Basic Materials ETF

iShares U.S. Consumer Discretionary ETF

iShares U.S. Consumer Staples ETF

iShares U.S. Energy ETF

iShares U.S. Financial Services ETF

iShares U.S. Financials ETF

iShares U.S. Healthcare ETF

iShares U.S. Industrials ETF

iShares U.S. Technology ETF

iShares U.S. Transportation ETF

iShares U.S. Utilities ETF

Supplement to the Prospectus dated as of October 25, 2021 and SAI dated as of October 25, 2021 (as revised on January 3, 2022):

iShares ESG MSCI USA Min Vol Factor ETF

Supplement to the Prospectus dated as of December 1, 2021 and SAI dated as of December 1, 2021 (as revised on January 19, 2022):

iShares Core Aggressive Allocation ETF iShares Core Conservative Allocation ETF iShares Core Growth Allocation ETF	iShares Core Moderate Allocation ETF iShares Morningstar Multi-Asset Income ETF

Supplement to the Prospectus dated as of December 1, 2021 and SAI dated as of December 1, 2021 (as revised on June 1, 2022):

iShares MSCI USA Min Vol Factor ETF iShares MSCI USA Momentum Factor ETF iShares MSCI USA Quality Factor ETF	iShares MSCI USA Size Factor ETF iShares MSCI USA Value Factor ETF

Supplement to the Prospectus dated as of December 22, 2021 (as revised on February 7, 2022) and SAI dated as of December 22, 2021 (as revised on February 18, 2022):

iShares Paris-Aligned Climate MSCI USA ETF

Supplement to the Prospectus dated as of December 30, 2021 and SAI dated as of December 30, 2021:

iShares MSCI USA Equal Weighted ETF

Supplement to the Prospectus dated as of December 30, 2021 and SAI dated as of December 30, 2021 (as revised on February 7, 2022):

iShares ESG Advanced MSCI USA ETF iShares ESG Aware MSCI USA ETF	iShares ESG Aware MSCI USA Small-Cap ETF iShares ESG MSCI USA Leaders ETF

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

IS-A-CITI-0622

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